Critical accounting judgments and key sources of estimation uncertainty (Details) $ / shares in Units, £ in Thousands				12 Months Ended
	Dec. 16, 2021 USD ($) shares	Dec. 16, 2021 GBP (£) shares	Dec. 15, 2021 USD ($) shares	Dec. 31, 2024	Dec. 31, 2022	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 15, 2024 USD ($) $ / shares shares	Dec. 15, 2021 GBP (£) shares
Convertible senior secured notes | Mudrick capital
Critical accounting judgements and key sources of estimation uncertainty
Principal amount			$ 200,000,000					£ 151,000
Aggregate purchase price	$ 192,000,000	£ 145,000	$ 192,000,000
Cash interest rate							10.00%
Borrowings, paid in kind interest rate							12.00%
Conversion rate			9.09091					9.09091
2021 Incentive Plan
Critical accounting judgements and key sources of estimation uncertainty
Quarterly vesting percentage					6.25%
Measurement term of US Government gilt bonds to determine fair value of options granted				5 years
First half of principal amount | Convertible senior secured notes
Critical accounting judgements and key sources of estimation uncertainty
Conversion price (Per share price) | $ / shares						$ 2.75
Conversion rate						363.636
Convertible senior secured notes principal amount, per instrument | $						$ 1,000
First half of principal amount | Convertible senior secured notes | Mudrick capital
Critical accounting judgements and key sources of estimation uncertainty
Conversion price (Per share price) | $ / shares							$ 2.75
Conversion rate							363.636
Convertible senior secured notes principal amount, per instrument | $							$ 1,000
Remaining half of principal amount | Convertible senior secured notes | Mudrick capital
Critical accounting judgements and key sources of estimation uncertainty
Conversion price (Per share price) | $ / shares							$ 3.5
Conversion rate							285.714
Convertible senior secured notes principal amount, per instrument | $							$ 1,000
Convertible note
Critical accounting judgements and key sources of estimation uncertainty
Conversion rate	90.9091	90.9091